Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	AMYLYX PHARMACEUTICALS, INC.
Entity Central Index Key	0001658551
Entity Incorporation State Country Code	DE
Securities Act File Number	001-41199
Entity Tax Identification Number	46-4600503
Entity Address, Address Line One	43 Thorndike, St.,
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(617)
Local Phone Number	682-0917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	AMLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false